Schedule of changes in treasury shares (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares
IfrsStatementLineItems [Line Items]
Number of Shares, Outstanding, Beginning balance	62,126,623	62,126,623	45,641,629
Amount, Balance at beginning of the year | ₨		₨ (1,163,075)	₨ (1,510,974)
Number of Shares, Outstanding, Ending balance	62,585,836	62,585,836	62,126,623
Amount, Balance at end of the year	$ (11,760)	₨ (892,241)	₨ (1,163,075)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of Shares, Outstanding, Beginning balance	999	999	999
Amount, Balance at beginning of the year | ₨		₨ 11,219	₨ 11,219
Numbers of Shares, Exercise of options
Amount, Exercise of options | ₨
Number of Shares, Outstanding, Ending balance	999	999	999
Amount, Balance at end of the year | ₨		₨ 11,219	₨ 11,219